CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 411	$ 703
Trade receivables (net of allowance for doubtful accounts of $ 115 and $ 44 at December 31, 2011 and 2010, respectively)	8,507	7,884
Other accounts receivable and prepaid expenses (Note 3)	744	1,183
Inventories (Note 5)	4,020	5,125
Total current assets	13,682	14,895
LONG-TERM ASSETS:
Severance pay fund	41	47
Bank deposits	427
Investment in other company (Note 6)	68	107
Other assets	23	161
Total long-term assets	559	315
PROPERTY, PLANT AND EQUIPMENT, NET (Note 7)	1,166	1,135
OTHER INTANGIBLE ASSETS, NET (Note 8)	540	1,512
GOODWILL (Note 9)	4,122	4,438
Total assets	20,069	22,295
CURRENT LIABILITIES:
Short-term bank loans and current maturities (Note 10)	7,496	7,778
Trade payables	4,165	4,317
Employees and payroll accruals	553	735
Deferred revenues	550	639
Accrued expenses and other liabilities (Note 11)	994	1,040
Total current liabilities	13,758	14,509
LONG-TERM LIABILITIES:
Long-term bank loans, net of current maturities (Note 12)	1,530	394
Income tax accruals (Note 16)	273	488
Accrued severance pay	163	167
Convertible note (Note 13)		2,460
Liability to Dimex Systems (Note 13)	747	564
Total long-term liabilities	2,713	4,073
COMMITMENTS AND CONTINGENT LIABILITIES (Note 14)
SHAREHOLDERS' EQUITY (Note 15):
Share capital: Ordinary shares of NIS 20.00 nominal value: Authorized; 10,000,000 and 7,000,000 shares at December 31, 2011 and 2010; Issued and outstanding: 4,467,924 and 2,752,517 shares at December 31, 2011 and 2010, respectively	23,065	13,959
Additional paid-in capital	51,093	56,805
Accumulated other comprehensive profit (loss)	(243)	52
Accumulated deficit	(70,317)	(67,103)
Total shareholders' equity	3,598	3,713
Total liabilities and shareholders' equity	$ 20,069	$ 22,295